Document and Entity Information	Aug. 20, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2019
Entity Registrant Name	LSC COMMUNICATIONS, INC.
Entity Central Index Key	0001669812
Entity Emerging Growth Company	false
Entity File Number	001-37729
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4829580
Entity Address, Address Line One	191 N. Wacker Drive
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	773
Local Phone Number	272-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock, par value $0.01 per share
Trading Symbol	LKSD
Name of each exchange on which registered	NYSE